Commitments and Contingencies - Future Minimum Lease Payments under Noncancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 8,073
2016	8,487
2017	8,324
2018	7,486
2019	6,601
Thereafter	21,870
Total minimum lease payments	$ 60,841